Putative Class Action	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Putative Class Action	Putative Class Action
On July 12, 2022, a putative class action complaint was filed in the U.S. District Court for the Southern District of New York against the Company, its directors, and certain of its executive officers. On May 23, 2023, an amended complaint was filed. The amended complaint alleged that the defendants violated federal securities laws by, among other things, making misrepresentations and omissions regarding its product candidate MP0310 and an associated licensing agreement. The amended complaint sought unspecified compensatory damages, as well as an award of reasonable attorneys’ fees and other costs, on behalf of persons and/or entities which purchased the Company's American Depositary Shares (ADSs) pursuant to certain offering documents issued in connection with the Company's initial public offering of ADSs. The Company and named individual defendants moved to dismiss the amended complaint on July 24, 2023. Plaintiffs filed their opposition on September 7, 2023 and the Company and named individual defendants filed their reply brief on October 5, 2023. On February 5, 2024, the court dismissed the amended complaint without prejudice and gave plaintiff the opportunity to amend the complaint by February 26, 2024. On February 23, 2024, plaintiff filed a stipulation of dismissal with prejudice On February 29, 2024 the court ordered the case closed.